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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:   $  175,229
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

AMERICAN EAGLE OUTFITTERS         COM            02553E106     $3,982      338,900    SH          SHARED       1          338,900
BEBE STORES INC                   COM            075571109     $160         25,000    SH          SHARED       1           25,000
CACHE INC                         COM NEW        127150308     $1,659      291,992    SH          SHARED       1          291,992
CAREER EDUCATION CORP             COM            141665109     $5,013      217,755    SH          SHARED       1          217,755
CORINTHIAN COLLEGES INC           COM            218868107     $16,303   1,655,100    SH          SHARED       1        1,655,100
DELTA AIR LINES INC               COM NEW        247361702     $6,276      534,099    SH          SHARED       1          534,099
FAMILYMEDS GROUP INC              COM            30706T209     $45         218,775    SH          SHARED       1          218,775
EL PASO CORP                      COM            28336L109     $2,835      255,200    SH          SHARED       1          255,200
GAMETECH INTERNATIONAL INC        COM            36466D102     $477        644,215    SH          SHARED       1          644,215
INTERVAL LEISURE GROUP            COM            46113M108     $1,322      106,197    SH          SHARED       1          106,197
NAM TAI ELECTRONICS INC           COM PAR $0.02  629865205     $1,880      456,214    SH          SHARED       1          456,214
NATURES SUNSHINE PRODS INC        COM            639027101     $14,944   1,785,473    SH          SHARED       1        1,785,473
ORIX  - SPONSORED ADR             SPONSORED ADR  686330101     $2,318       64,332    SH          SHARED       1           64,332
PETROLEUM DEVELOPMENT CORP        COM            716578109     $2,437       95,122    SH          SHARED       1           95,122
PFIZER INC                        COM            717081103     $18,693   1,310,900    SH          SHARED       1        1,310,900
RF MICRO DEVICES INC              COM            749941100     $3,080      787,800    SH          SHARED       1          787,800
SUNTRUST BANKS INC                COM            867914103     $19,726     846,600    SH          SHARED       1          846,600
USG CORP                          COM NEW        903293405     $5,184      429,100    SH          SHARED       1          429,100
UAL CORP                          COM NEW        902549807     $2,039       99,197    SH          SHARED       1           99,197
WET SEAL INC/THE-CLASS A          CL A           961840105     $3,650    1,000,000    SH          SHARED       1        1,000,000
ALLSTATE CORP                     COM            020002101     $10,343     360,000           CALL SHARED       1          360,000
KRAFT FOODS INC-CLASS A           CL A           50075N104     $560         20,000           CALL SHARED       1           20,000
KRAFT FOODS INC-CLASS A           CL A           50075N104     $7,000      250,000           CALL SHARED       1          250,000
MCDONALD'S CORP                   COM            580135101     $6,587      100,000           CALL SHARED       1          100,000
PFIZER INC                        COM            717081103     $14,260   1,000,000           CALL SHARED       1        1,000,000
TRAVELERS COS INC/THE             COM            89417E109     $9,619      195,300           CALL SHARED       1          195,300
EXXON MOBIL CORP                  COM            30231G102     $14,838     260,000           CALL SHARED       1          260,000

							       $175,229

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